9. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
9. COMMITMENTS AND CONTINGENCIES

9.      COMMITMENTS AND CONTINGENCIES

Lease commitments

Effective June 1, 2008, the Company entered into a 10-year lease for commercial space in a Georgia office building, commencing October 1, 2008.  The lease provides for annual rent increases and renewal options at market rent.  Rent expense under this lease was approximately $140,000 in both 2011 and 2012.

Future minimum lease payments for each of the five years ending December 31 and thereafter are as follows:

2013	$156,058
2014	159,995
2015	164,026
2016	168,089
2017	172,278
Thereafter	131,618
$952,064

Irrevocable letter of credit

On May 27, 2008, the Company established a $426,963 standby letter of credit (“LOC”) in favor of a landlord to guarantee payment under the Georgia office building lease.  The landlord granted a temporary reduction of $90,000 in the amount of the required letter of credit to $336,963.  This reduction was valid until the Company received FDA license for its plasma collection center in Georgia and begins to receive proceeds from the sale of plasma collected from the center.  This license was granted by the FDA in August 2011 and the Company has reestablished the LOC to $452,004 in accordance with the lease and required bank minimum standards for such LOC.  The entire amount under this letter of credit is maintained in a restricted cash account as of December 31, 2012 and 2011.  The letter of credit expires on September 30, 2018.  Provided the Company is in good standing with the landlord, the Company has the ability to extinguish the LOC in accordance with the lease agreement as of September 30, 2013.

Other commitments

On December 31, 2012, the Company entered into a new Manufacturing, Supply and License Agreement with Biotest, which replaces a prior agreement that expired on December 31, 2012.  Under the agreement, the Company agreed to purchase exclusively from Biotest its worldwide requirements of Respiratory Syncytial Virus (“RSV”) immune globulin manufactured from human plasma containing RSV antibodies.  The term of the agreement is for a period of ten years from January 1, 2013, renewable for two additional five-year periods at the agreement of both parties. The Company is obligated under this agreement to purchase a minimum of at least one lot of product during each calendar year after the finished product is approved by the Food and Drug Administration (“FDA”).  This number is subject to increase at the Company’s option.  As consideration for Biotest’s obligations under the agreement, the Company is obligated to pay a dollar amount per lot of RSV immune globulin manufactured from human plasma containing RSV antibodies, as well as a percentage royalty on the sales thereof and of RI-002, up to a specified cumulative maximum.  The agreement may be terminated by either party (a) by reason of a material breach if the breaching party fails to remedy the breach within 120 days after receiving notice of the breach from the other party, (b) upon bankruptcy, insolvency, dissolution, or winding up of the other party, or (c) if the other party is unable to fulfill its obligations under the agreement for 120 consecutive days or more as a result of (a) or (b) above.

In a separate license agreement effective December 31, 2012, the Company granted Biotest an exclusive license to market and sell RSV antibody-enriched Immune Globulin Intravenous (“IGIV”)  in Europe and in selected countries in North Africa and the Middle East, collectively referred to as the Territory, to have access to the Company’s testing services for testing of Biotest’s plasma samples using the Company’s proprietary RSV assay, and to reference (but not access) the Company’s proprietary information for the purpose of Biotest seeking regulatory approval for the RSV antibody-enriched IGIV in the Territory.  As consideration for the license, Biotest agreed to provide the Company with certain services at no charge and also compensate us with cash payments upon the completion of certain milestones.  Biotest is also obligated to pay the Company an adjustable royalty based on a percentage of revenues from the sale of RSV antibody-enriched IGIV in the Territory for 20 years from the date of first commercial sale. Additionally, Biotest has agreed to grant the Company an exclusive license for marketing and sales in the United States and Canada for Biotest’s Varicella Zoster Immune Globulin (“VZIG”), the terms of which the Company expects to finalize by the end of the second quarter of 2013.  As such, the Company expects to account for the value of this license as a charge to operations once the terms of the in-license agreement are finalized.

Pursuant to the terms of a Plasma Purchase Agreement with Biotest, the Company has agreed to purchase from Biotest an annual minimum volume of source plasma containing antibodies to RSV to be used in the manufacture of RI-002.  This volume will increase at the earlier of our receipt of a Biologics License Application (“BLA”) from the FDA, or March 31, 2016.  The Company must purchase a to-be-determined and agreed upon annual minimum volume from Biotest but may also collect high-titer RSV plasma from up to five wholly-owned ADMA BioCenters.  Unless terminated earlier, the agreement expires in November 2021, after which it may be renewed for two additional five-year periods if agreed to by the parties.  Either party may terminate the agreement if the other party fails to remedy any material default in the performance of any material condition or obligation under the agreement following notice.  Either party may also terminate the agreement, after providing written notice, if a proceeding under any bankruptcy, reorganization, arrangement of debts, insolvency or receivership law is filed by or against the other party, and is not dismissed or stayed, or a receiver or trustee is appointed for all or a substantial portion of the assets of the other party, or the other party makes an assignment for the benefit of its creditors or becomes insolvent.  The Company may also terminate the agreement upon written notice if the clinical development of our product candidate is halted or terminated, whether by the FDA, a Data Safety Monitoring Board, or any other regulatory authority.  Upon termination of the agreement, the Company must pay for any source plasma already delivered to the Company and for any source plasma collected under the terms of the agreement.